Note 9 - Income Taxes (Details Textual) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Income Taxes Paid	$ 0	$ 0
Research Tax Credit Carryforward [Member]
Tax Credit Carryforward, Amount		1,600
Domestic Tax Authority [Member]
Operating Loss Carryforwards, Total		75,200
Operating Loss Carryforwards, Subject to Expiration		$ 48,900